Annual Fund Operating Expenses - Tax Exempt Short-Term Fund - Class Z	Feb. 05, 2021
Operating Expenses:
Management Fee	0.28%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Operating Expenses	0.57%
Fee Waiver/Reimbursement	(0.57%)
Total Annual Operating Expenses after Reimbursement	none	[2]

[1]	The management fee (which is equal to an annualized rate of 0.28% of the Fund’s average daily net assets) may fluctuate (increase or decrease by up to +/- 0.06% of the average nets assets of the Fund) based on the Fund’s performance relative to the Lipper Short Municipal Debt Funds Index measured over a rolling 36-month period. See Fund Management section for a description of the performance adjustment.
[2]	Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, capitalized expenses, and other extraordinary expenses) do not exceed 0.00% of the Fund’s Class Z shares for an indefinite term. This arrangement may only be terminated with the approval of the Fund’s Board of Trustees.